Acquisitions And Dispositions (Schedule of Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Sep. 01, 2010
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2
Trade accounts receivable		7
Gas plants and buildings	1,608	81
Intangible assets		119
Total assets acquired	2,059	209
Trade accounts payable		(8)
Deferred revenues		(7)
Other current liabilities		(1)
Net assets acquired	$ 1,930	$ 193